1933 Act File No. 002-10638

1940 Act File No. 811-00005

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 102	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 102	☒

LORD ABBETT AFFILIATED FUND, INC.

(Exact Name of Registrant as Specified in Charter)

90 Hudson Street, Jersey City, New Jersey	07302-3973
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 201-6984

Thomas R. Phillips, Esq.,

Vice President and Assistant Secretary

90 Hudson Street, Jersey City, New Jersey 07302-3973

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a) (1)

☐	on (date) pursuant to paragraph (a) (1)

☐	75 days after filing pursuant to paragraph (a) (2)

☐	on (date) pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, in the City of Jersey City, and State of New Jersey as of the 17th day of March, 2011.

LORD ABBETT AFFILIATED FUND, INC.

BY:	/s/ Thomas R. Phillips
Thomas R. Phillips
Vice President and Assistant Secretary

BY:	/s/ Joan A. Binstock
Joan A. Binstock
Vice President and Chief Financial Officer

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Robert S. Dow*	Chairman, Chief Executive Officer and Director	March 17, 2011
Robert S. Dow

Daria L. Foster*	President and Director	March 17, 2011
Daria L. Foster

E. Thayer Bigelow*	Director	March 17, 2011
E. Thayer Bigelow

Robert B. Calhoun, Jr.*	Director	March 17, 2011
Robert B. Calhoun, Jr.

Evelyn E. Guernsey*	Director	March 17, 2011
Evelyn E. Guernsey

Julie A. Hill*	Director	March 17, 2011
Julie A. Hill

Franklin W. Hobbs*	Director	March 17, 2011
Franklin W. Hobbs

Thomas J. Neff*	Director	March 17, 2011
Thomas J. Neff

James L.L. Tullis*	Director	March 17, 2011
James L.L. Tullis

By:	/s/ Thomas R. Phillips
Thomas R. Phillips
Attorney-in-Fact*

POWER OF ATTORNEY

Each person whose signature appears below on this Registration Statement hereby constitutes and appoints Lawrence H. Kaplan, Lawrence B. Stoller, John K. Forst and Thomas R. Phillips, each of them, with full power to act without the other, his or her true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him or her and in his or her name, place and stead, in any and all capacities (until revoked in writing) to sign any and all Registration Statements of each Fund enumerated on Exhibit A hereto for which such person serves as a Director/Trustee (including Registration Statements on Forms N-1A and N-14 and any amendments thereto), and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their or his or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ Robert S. Dow	Chairman, CEO and Director/Trustee	January 27, 2011
Robert S. Dow

/s/ Daria L. Foster	President and Director/Trustee	January 27, 2011
Daria L. Foster

/s/ E. Thayer Bigelow	Director/Trustee	January 27, 2011
E. Thayer Bigelow

/s/ Robert B. Calhoun, Jr.	Director/Trustee	January 27, 2011
Robert B. Calhoun, Jr.

/s/ Evelyn E. Guernsey	Director/Trustee	January 27, 2011
Evelyn E. Guernsey.

/s/ Julie A. Hill	Director/Trustee	January 27, 2011
Julie A. Hill

/s/ Franklin W. Hobbs	Director/Trustee	January 27, 2011
Franklin W. Hobbs

/s/ Thomas J. Neff	Director/Trustee	January 27, 2011
Thomas J. Neff

/s/ James L.L. Tullis	Director/Trustee	January 27, 2011
James L.L. Tullis

LORD ABBETT AFFILIATED FUND

EXHIBIT INDEX

Exhibit No.	Description

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase